PORTFOLIO MANAGERS' LETTER
FIRST INVESTORS GROWTH & INCOME FUND

Dear Investor:

We are pleased to present the semi-annual report for First Investors Growth & Income Fund for the six months ended April 30, 1998. At April 30, 1998, the Fund's net asset value per share was $13.63 for Class A shares and $13.47 for Class B shares. During the period, the Fund declared dividends from net investment income of 1.5 cents per share on Class A shares. The Fund also declared a capital gain distribution of 27.4 cents per share on Class A and Class B shares. For the period, the Fund returned 20.4% on Class A shares and 20.0% on Class B shares on a net asset value basis.

Your Fund's performance was aided by a continuing strong U.S. economy. While the Asian economic crisis continues to date, its overall impact on the performance of the U.S. economy and the stock market has been negligible. The Asian situation has been a benefit to the American consumer by keeping a lid on inflation and lowering certain commodity prices. The growth in the gross domestic product, fueled by strength in consumer spending, was 4.2% on an annualized basis in the first quarter of 1998 and was the sixth consecutive quarter of annualized growth in excess of 3%.

The Growth & Income Fund's performance was driven by strong returns in the technology sector. At the beginning of the period the technology sector came under pressure due to concerns of a slowdown in Asia, which had been a significant growth driver for the industry. The group rallied in the later part of the period as earnings reports showed strong demand for networking and computer services. Within this group our best performers were EMC Corporation, Microsoft and Cisco, which rose 65%, 39% and 34%, respectively.

The Fund was also aided by holdings in health care. This group has been a solid performer driven by favorable demographic trends, minimal Asian exposure, a stable regulatory environment and industry consolidation. Stocks such as Pfizer, Zeneca, Pharmacia & Upjohn, and Warner-Lambert performed strongly during the period.

The Fund's largest sector, financials, also contributed favorably to results during the period. The group continues to benefit from low interest rates, industry consolidation, better capital allocation and a strong domestic economy. We have added selectively to this group during the period with new positions in St. Paul Companies and Reliance Group Holdings.

The six month performance of the Fund was held back by disappointing returns in the Fund's transportation and energy sectors. The Fund's holdings in the energy sector such as Royal Dutch Petroleum, Chevron and Amoco, underperformed during the period due to weak oil prices. The crisis in Asia combined with an ill-timed move by OPEC to raise production levels drove oil prices to one of the lowest levels in the past 10 years.

Concerning investment strategy, the Fund continues to look for companies which offer growth at a reasonable price. We continue to focus on sectors and companies with stable, domestic growth characteristics such as health care, telecommunications and financials.

The latest data show consumer confidence is high, the unemployment levels are the lowest in a generation, the inflation outlook is good and the interest rate environment remains favorable. The Federal Government is expected to generate a budget surplus, which reduces the need for Treasury financing and increases the amount of funds available to be put to work elsewhere.

While all this bodes well for the stock market, there are concerns on the horizon for the near-term. The estimated earnings growth rate for the S&P 500 is 6.5% for 1998, down from the 11% growth rate in

FIRST INVESTORS GROWTH & INCOME FUND

1997. There is also increasing concern that rising wages and employee benefits, which corporations have been reluctant to pass through to consumers in the form of price increases, will put additional pressure on corporate profit margins. Asia continues to be a concern for various industries such as technology, engineering and construction, major oil companies and oil service entities. Other signs point to problems for the stock market as well. Valuations, by most measures, are at historic highs. The acceleration of mergers and acquisitions in the past has been taken as an indication of a possible market top. Finally, the Federal Reserve, which has maintained a steady monetary policy to date, may raise interest rates if the continued economic expansion points to the re-acceleration of inflation.

For long-term investors, these concerns should not pose a problem. We believe that the economy remains healthy and that the outlook for stocks remains attractive relative to other asset classes over the long-term.

As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

          [SIGNATURE]

Dennis T. Fitzpatrick
Co-Portfolio Manager

          [SIGNATURE]

Kimberly C. Speegle
Co-Portfolio Manager

May 29, 1998

PORTFOLIO MANAGER'S LETTER
FIRST INVESTORS MID-CAP OPPORTUNITY FUND

Dear Investor:

We are pleased to present the semi-annual report for First Investors Mid-Cap Opportunity Fund for the six months ended April 30, 1998. At April 30, 1998, the Fund's net asset value per share was $18.86 for Class A shares and $18.44 for Class B shares. During the period, the Fund declared a capital gain distribution of $1.179 per share on both classes. For the period, the Fund returned 8.5% on Class A shares and 8.1% on Class B shares on a net asset value basis.

Your Fund's performance was aided by a continuing strong U.S. economy. While the Asian economic crisis continues, to date its overall impact on the performance of the U.S. economy and the stock market has been negligible. The Asian situation has been a benefit to the American consumer by keeping a lid on inflation and lowering certain commodity prices. The growth in the gross domestic product, fueled by strength in consumer spending, was 4.2% on an annualized basis in the first quarter of 1998 and was the sixth consecutive quarter of annualized growth in excess of 3%.

The Fund's investments in oil service stocks were a drag on performance. The first half of your Fund's fiscal 1998 began at the height of the Asian economic crisis. Oil service stocks, which had been strong performers during the second half of fiscal 1997, began to reverse their upward trend in response to reduced oil demand in Asia. OPEC's decision to increase production and the United Nations support of the "food for oil" agreement with Iraq put additional pressure on the price of oil. The imbalance in the supply and demand for oil put significant pressure on the energy stocks in the Fund's portfolio during the period: EVI Inc., Nabors Industries, R&B Falcon, and Patterson Energy. However, Veritas DGC Inc., a 3-D seismic exploration company, appreciated 32% despite the overall harsh environment for energy stocks.

Unlike energy stocks, consumer cyclical stocks benefited from the Asian economic crisis and performed well during the period. The American consumer benefited from the strong U.S. dollar and low interest rates. The strong dollar lowered the price of imported goods and kept inflation at bay. Attractive interest rates, lowering monthly credit payments, along with soaring consumer confidence fueled consumer spending. As a result, the Fund's holdings in Bed Bath & Beyond, Children's Place, Hibbett, Fred Meyers, Stage Stores, and Staples were solid performers.

Technology produced above-average returns. In general, the sector benefited from the need for greater computing power and storage space, the year 2000 problem, and the need for servicing and outsourcing. EMC Corporation, the leading supplier of data storage capabilities in both the mainframe and disk array segment, is an example of a company benefiting from the demand for greater computing power. Compuware Inc., a provider of software products and professional services designed to increase productivity of information systems organizations, is an example of a beneficiary of outsourcing. Other technology investments such as Symbol Technologies, Comdisco, Sterling Commerce, and Cadence Design Systems also performed well.

Merger and acquisition activity was a mixed blessing for your Fund. LCI International, acquired by Qwest and Falcon Drilling, which merged with R&B, contributed to performance. But, Medpartners, a manager of physician practices, had its plan to merge with Phycor terminated by Phycor due to operational differences. The stock of two companies owned in the Fund was severely affected by alleged accounting irregularities. Both Cendant and Transcrypt International had to restate past earnings due to concerns about the possible incorrect recognition of costs and revenue.

FIRST INVESTORS MID-CAP OPPORTUNITY FUND

The latest data show consumer confidence is high, the unemployment levels are the lowest in a generation, the inflation outlook is good and the interest rate environment remains favorable. The Federal Government is expected to generate a budget surplus, which reduces the need for Treasury financing and increases the amount of funds available to be put to work elsewhere.

While all this bodes well for the stock market, there are concerns on the horizon for the near-term. The estimated earnings growth rate for the S&P 500 is 6.5% for 1998, down from the 11% growth rate in 1997. There is also increasing concern that rising wages and employee benefits, which corporations have been reluctant to pass through to consumers in the form of price increases, will put additional pressure on corporate profit margins. Asia continues to be a concern for various industries such as technology, energy and construction, major oil companies and oil service entities. Other signs point to problems for the stock market as well. Valuations, by most measures, are at historic highs. The acceleration of mergers and acquisitions in the past has been taken as an indication of a possible market top. Finally, the Federal Reserve, which has maintained a steady monetary policy to date, may raise interest rates if the continued economic expansion points to the re-acceleration of inflation.

For long-term investors, these concerns should not pose a problem. We believe that the economy remains healthy and that the outlook for stocks remains attractive relative to other asset classes over the long-term.

As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

         [SIGNATURE]

Patricia D. Poitra
Director of Equities
  and Portfolio Manager

May 29, 1998

PORTFOLIO MANAGER'S LETTER
FIRST INVESTORS UTILITIES INCOME FUND

Dear Investor:

We are pleased to present the semi-annual report for First Investors Utilities Income Fund for the six months ended April 30, 1998. At April 30, 1998, the Fund's net asset value per share was $7.78 for Class A shares and $7.70 for Class B shares. During the period, the Fund declared dividends from net investment income of 9.5 cents per share on Class A shares and 7.1 cents per share on Class B shares. The Fund also declared a capital gain distribution of
37.4 cents per share on both classes. For the period, the Fund returned 17.9% on Class A shares and 17.6% on Class B shares on a net asset value basis.

Your Fund's performance was aided by a continuing strong U.S. economy. While the Asian economic crisis continues, to date its overall impact on the performance of the U.S. economy and the stock market has been negligible. The Asian situation has been a benefit to the American consumer by keeping a lid on inflation and lowering certain commodity prices. The growth in the gross domestic product, fueled by strength in consumer spending, was 4.2% on an annualized basis in the first quarter of 1998 and was the sixth consecutive quarter of annualized growth in excess of 3%.

The telephony holdings were the biggest positive contributor to your Fund's performance. Through April of this year, telephony stocks dramatically outperformed the overall U.S. market, and were stellar performers in Europe as well. Within this group, our best performers were Intermedia Communications, LCI International, and Telephonica de Espana, which jumped 61%, 54% and 52%, respectively. Ten additional telephony holdings rose 25% or more during this period.

Since the start of 1998, we have increased our position in the telephony sector from 22% to 32% of the portfolio. We expect the telephony sector to continue to outperform, helping our holdings in this group, due to three key factors:

    - Strong demand growth in the telecommunications sector, particularly for data transmission
    - Ongoing deregulatory trends both here and abroad
    - Waves of consolidation in the U.S. and Europe. European mergers will be accelerated by currency and economic convergence

Elsewhere, we reduced our exposure to the electric utility sector from almost 44% as of the start of 1998, to less than 35% at present. This group has consistently underperformed the overall market in eight of the last nine quarters and over the last six years. Ongoing investor concerns with respect to deregulation, competition and nuclear problems at several electric companies hurt the relative performance of this sector. In the first four months of 1998, record mild winter weather slashed earnings by 8% and hurt utility equity prices. We expect to further reduce our exposure to this group as opportunities arise.

We modestly reduced our weighting in the natural gas utility area as mild winter weather lowered natural gas commodity prices and put a damper on equity performance. We expect to increase our future exposure to this market in response to improving fundamentals.

Going forward, the Fund will remain diversified among all three sectors of the utility market. We will concentrate on those sectors with improving fundamentals and the best earnings growth prospects.

The latest data show consumer confidence is high, the unemployment levels are the lowest in a generation, the inflation outlook is good and the interest rate environment remains favorable. The Federal Government is expected to generate a budget surplus, which reduces the need for Treasury financing and increases

FIRST INVESTORS UTILITIES INCOME FUND

the amount of funds available to be put to work elsewhere.

While all this bodes well for the stock market, there are concerns on the horizon for the near-term. The estimated earnings growth rate for the S&P 500 is 6.5% for 1998, down from the 11% growth rate in 1997. There is also increasing concern that rising wages and employee benefits, which corporations have been reluctant to pass through to consumers in the form of price increases, will put additional pressure on corporate profit margins. Asia continues to be a concern for various industries such as technology, engineering and construction, major oil companies and oil service entities. Other signs point to problems for the stock market as well. Valuations, by most measures, are at historic highs. The acceleration of mergers and acquisitions in the past has been taken as an indication of a possible market top. Finally, the Federal Reserve, which has maintained a steady monetary policy to date, may raise interest rates if the continued economic expansion points to the re-acceleration of inflation.

For long-term investors, these concerns should not pose a problem. We believe that the economy remains healthy and that the outlook for stocks remains attractive relative to other asset classes over the long-term.

As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

           [SIGNATURE]

Jack B. Wolfman
Portfolio Manager

May 29, 1998

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS GROWTH & INCOME FUND
April 30, 1998

--------------------------------------------------------------------------------------
                                                                                AMOUNT
                                                                              INVESTED
                                                                              FOR EACH
                                                                            $10,000 OF
  SHARES   SECURITY                                                  VALUE  NET ASSETS
--------------------------------------------------------------------------------------
           COMMON STOCKS--87.6%
           BASIC MATERIALS--6.1%
  36,000   Air Products and Chemicals, Inc.                   $  3,129,750     $   104
  27,000   Dow Chemical Company                                  2,610,562          86
  60,000   Du Pont (E.I.) de Nemours & Company                   4,368,750         144
  56,000   International Paper Company                           2,922,500          97
  30,000   Phelps Dodge Corporation                              2,013,750          67
  33,000   United Technologies Corporation                       3,248,437         107
--------------------------------------------------------------------------------------
                                                                18,293,749         605
--------------------------------------------------------------------------------------
           CAPITAL GOODS--4.8%
  95,000   General Electric Company                              8,086,875         267
  50,000   Illinois Tool Works, Inc.                             3,525,000         117
  30,000   Minnesota Mining and Manufacturing Company            2,831,250          94
--------------------------------------------------------------------------------------
                                                                14,443,125         478
--------------------------------------------------------------------------------------
           COMMUNICATION SERVICES--3.4%
  45,000   Cincinnati Bell, Inc.                                 1,721,250          57
  24,000   GTE Corporation                                       1,402,500          46
  90,000   SBC Communications, Inc.                              3,729,375         123
  80,000   *WorldCom, Inc.                                       3,422,504         113
--------------------------------------------------------------------------------------
                                                                10,275,629         339
--------------------------------------------------------------------------------------
           CONSUMER CYCLICALS--9.2%
  75,000   E.W. Scripps Company  - Class "A"                     4,251,562         141
  86,000   Gannett Company, Inc.                                 5,842,625         193
  90,000   Gap, Inc.                                             4,629,375         153
  55,000   Knight-Ridder, Inc.                                   3,207,187         106
  50,000   Nordstrom, Inc.                                       3,271,875         108
  50,000   Sears, Roebuck and Company                            2,965,625          98
  75,000   Wal-Mart Stores, Inc.                                 3,792,187         125
--------------------------------------------------------------------------------------
                                                                27,960,436         924
--------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS GROWTH & INCOME FUND
April 30, 1998

--------------------------------------------------------------------------------------
                                                                                AMOUNT
                                                                              INVESTED
                                                                              FOR EACH
                                                                            $10,000 OF
  SHARES   SECURITY                                                  VALUE  NET ASSETS
--------------------------------------------------------------------------------------
           CONSUMER STAPLES--10.7%
  50,000   CVS Corporation                                    $  3,687,500     $   122
  50,900   Estee Lauder Companies  - Class "A"                   3,381,669         112
  85,000   Fort James Corporation                                4,218,125         139
  66,000   McDonald's Corporation                                4,083,750         135
  60,000   PepsiCo, Inc.                                         2,381,250          79
  36,000   Procter & Gamble Company                              2,958,750          98
  60,800   *Revlon, Inc.  - Class "A"                            3,188,200         105
  49,000   Sara Lee Corporation                                  2,918,562          97
  33,300   Storage USA, Inc.                                     1,261,237          42
  35,000   Walt Disney Company                                   4,350,937         144
--------------------------------------------------------------------------------------
                                                                32,429,980       1,073
--------------------------------------------------------------------------------------
           ENERGY--7.3%
  60,000   Amoco Corporation                                     2,655,000          88
  33,000   Chevron Corporation                                   2,728,687          90
  44,000   Exxon Corporation                                     3,209,250         106
  66,000   Royal Dutch Petroleum Company                         3,733,125         123
  30,000   Schlumberger, Ltd.                                    2,486,250          82
  55,000   Ultramar Diamond Shamrock Corporation                 1,777,188          59
  63,000   Unocal Corporation                                    2,579,063          85
  95,000   Williams Companies, Inc.                              3,004,375          99
--------------------------------------------------------------------------------------
                                                                22,172,938         732
--------------------------------------------------------------------------------------
           FINANCIAL--19.6%
 165,000   Ace, Ltd.                                             6,249,375         207
  50,000   Allstate Corporation                                  4,812,500         159
  45,000   American Express Company                              4,590,000         152
  33,000   American International Group, Inc.                    4,341,563         144
  80,000   Fannie Mae                                            4,790,000         158
  80,000   First Union Corporation                               4,830,000         160
  63,000   Hertz Corporation  - Class "A"                        2,583,000          85
  50,000   Kimco Realty Corporation                              1,853,125          61
  50,000   Marsh & McLennan Companies, Inc.                      4,556,250         151
  85,000   Reliance Group Holdings, Inc.                         1,471,563          49
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
                                                                                AMOUNT
                                                                              INVESTED
                                                                              FOR EACH
                                                                            $10,000 OF
  SHARES   SECURITY                                                  VALUE  NET ASSETS
--------------------------------------------------------------------------------------
           FINANCIAL (continued)
  37,000   St. Paul Companies, Inc.                           $  3,135,750     $   104
  67,500   Travelers Group, Inc.                                 4,130,156         137
  38,000   U.S. Bancorp                                          4,826,000         160
  50,000   Wachovia Corporation                                  4,246,875         140
  40,000   Washington Mutual, Inc.                               2,802,500          93
--------------------------------------------------------------------------------------
                                                                59,218,657       1,960
--------------------------------------------------------------------------------------
           HEALTHCARE--11.0%
  60,000   Abbott Laboratories                                   4,387,500         145
  27,000   American Home Products Corporation                    2,514,375          83
  31,500   Bristol-Myers Squibb Company                          3,335,063         110
  60,000   Columbia/HCA Healthcare Corporation                   1,976,250          65
  22,500   Guidant Corporation                                   1,504,688          50
  50,000   Johnson & Johnson                                     3,568,750         118
  12,900   Merck & Company, Inc.                                 1,554,450          51
  50,000   Pfizer, Inc.                                          5,690,625         188
  22,000   Warner-Lambert Company                                4,162,125         138
 105,714   Zeneca Group PLC (ADR)                                4,638,202         153
--------------------------------------------------------------------------------------
                                                                33,332,028       1,101
--------------------------------------------------------------------------------------
           TECHNOLOGY--12.0%
  50,000   *ADC Telecommunications, Inc.                         1,496,875          50
  65,000   Automatic Data Processing, Inc.                       4,350,938         144
  57,000   *Cisco Systems, Inc.                                  4,175,250         138
 100,000   *EMC Corporation                                      4,612,500         153
  94,000   First Data Corporation                                3,184,250         105
  50,000   *Gateway 2000, Inc.                                   2,934,375          97
  33,000   International Business Machines Corporation           3,823,875         126
  32,000   *Microsoft Corporation                                2,884,000          95
  80,000   *Oracle Corporation                                   2,070,000          68
 110,000   *PairGain Technologies, Inc.                          2,028,125          67
  41,000   Xerox Corporation                                     4,653,500         154
--------------------------------------------------------------------------------------
                                                                36,213,688       1,197
--------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS GROWTH & INCOME FUND
April 30, 1998

--------------------------------------------------------------------------------------
                                                                                AMOUNT
  SHARES                                                                      INVESTED
      OR                                                                      FOR EACH
PRINCIPAL                                                                   $10,000 OF
  AMOUNT   SECURITY                                                  VALUE  NET ASSETS
--------------------------------------------------------------------------------------
           TRANSPORTATION--1.0%
  27,000   Delta Air Lines, Inc.                              $  3,138,750     $   104
--------------------------------------------------------------------------------------
           UTILITIES--2.5%
  65,250   Connectiv, Inc.                                       1,366,173          45
  10,875   Connectiv, Inc.  - Class "A"                            356,836          12
  60,000   Enron Corporation                                     2,951,250          98
  90,000   Wisconsin Energy Corporation                          2,745,000          91
--------------------------------------------------------------------------------------
                                                                 7,419,259         246
--------------------------------------------------------------------------------------
           TOTAL VALUE OF COMMON STOCKS (cost $171,795,534)    264,898,239       8,759
--------------------------------------------------------------------------------------
           CONVERTIBLE PREFERRED STOCKS--2.7%
           CONSUMER CYCLICALS--.9%
  70,000   Merrill Lynch Structured Yield Product
             (exchangeable into Cox Communications, Inc.
             Common Stock), 6%                                   2,616,250          87
--------------------------------------------------------------------------------------
           TECHNOLOGY--.9%
  30,000   Microsoft Corp. "A", $2.196                           2,793,750          92
--------------------------------------------------------------------------------------
           TRANSPORTATION--.9%
  25,000   Royal Caribbean Cruises, Ltd. "A", 7.25%              2,746,875          91
--------------------------------------------------------------------------------------
           TOTAL VALUE OF CONVERTIBLE PREFERRED STOCKS (cost
            $6,879,363)                                          8,156,875         270
--------------------------------------------------------------------------------------
           CONVERTIBLE BONDS--1.8%
           CONSUMER CYCLICALS--.8%
$  1,600M  Home Depot, Inc., 3.25%, 2001                         2,498,000          83
--------------------------------------------------------------------------------------
           TECHNOLOGY--1.0%
   1,500M  Analog Devices, Inc., 3.50%, 2000                     2,842,500          94
--------------------------------------------------------------------------------------
           TOTAL VALUE OF CONVERTIBLE BONDS (cost
            $3,714,071)                                          5,340,500         177
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
                                                                                AMOUNT
WARRANTS                                                                      INVESTED
      OR                                                                      FOR EACH
PRINCIPAL                                                                   $10,000 OF
  AMOUNT   SECURITY                                                  VALUE  NET ASSETS
--------------------------------------------------------------------------------------
           WARRANTS--.0%
           CONSUMER STAPLES
   1,276   *Security Capital Group, Inc.  - Class "B"
             (expiring 9/18/98)(cost $0)                      $      3,589     $    --
--------------------------------------------------------------------------------------
           SHORT-TERM CORPORATE NOTES--7.3%
$  3,680M  Clorox Co., 5.47%, 6/26/98                            3,648,687         121
   3,100M  Coca-Cola Co., 5.47%, 5/19/98                         3,091,522         102
   4,400M  Coca-Cola Co., 5.47%, 5/27/98                         4,382,618         145
   2,000M  Eastman Kodak Co., 5.48%, 6/10/98                     1,987,822          66
   1,000M  Florida Power Corp., 5.51%, 6/8/98                      994,184          33
   1,000M  H.J. Heinz Co., 5.52%, 5/7/98                           999,080          33
   1,000M  MetLife Funding, Inc., 5.52%, 5/18/98                   997,393          33
   1,000M  MetLife Funding, Inc., 5.50%, 6/5/98                    994,653          33
   1,500M  Paccar Financial Corp., 5.52%, 5/5/98                 1,499,080          49
   3,000M  Prudential Funding Corp., 5.51%, 5/11/98              2,995,408          99
     500M  South Carolina Electric & Gas Co., 5.51%, 5/12/98       499,158          16
--------------------------------------------------------------------------------------
           TOTAL VALUE OF SHORT-TERM CORPORATE NOTES (cost
            $22,089,605)                                        22,089,605         730
--------------------------------------------------------------------------------------
TOTAL VALUE OF INVESTMENTS (cost $204,478,573)         99.4%   300,488,808       9,936
OTHER ASSETS, LESS LIABILITIES                           .6      1,940,199          64
--------------------------------------------------------------------------------------
NET ASSETS                                            100.0%  $302,429,007     $10,000
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

* Non-income producing

                       See notes to financial statements

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS MID-CAP OPPORTUNITY FUND
April 30, 1998

--------------------------------------------------------------------------------------
                                                                                AMOUNT
                                                                              INVESTED
                                                                              FOR EACH
                                                                            $10,000 OF
   SHARES   SECURITY                                                 VALUE  NET ASSETS
--------------------------------------------------------------------------------------
            COMMON STOCKS--91.4%
            BASIC MATERIALS--5.9%
    7,300   B.F. Goodrich Company                              $   392,831     $    98
    4,900   Boise Cascade Corporation                              184,056          46
    2,600   Consolidated Papers, Inc.                              172,087          43
    6,000   *Corn Products International, Inc.                     213,750          53
   12,000   *Gaylord Container Corporation  - Class "A"            115,500          29
    2,000   Imperial Chemical Industries PLC (ADR)                 145,375          36
    3,400   *International Specialty Products, Inc.                 67,787          17
   13,000   Louisiana-Pacific Corporation                          284,375          71
   10,000   *NuCo2, Inc.                                           111,250          28
   15,000   *Rock of Ages Corporation  - Class "A"                 241,875          60
    6,000   Schulman (A.), Inc.                                    134,250          34
    3,600   Universal Corporation                                  134,775          34
    4,000   Willamette Industries, Inc.                            155,250          39
--------------------------------------------------------------------------------------
                                                                 2,353,161         588
--------------------------------------------------------------------------------------
            CAPITAL GOODS--13.9%
   10,000   Ametek, Inc.                                           304,375          76
    5,000   Avery Dennison Corporation                             261,875          65
   11,400   *Checkpoint Systems, Inc.                              213,037          53
    3,000   Crane Company                                          161,437          40
    5,000   Fluor Corporation                                      236,250          59
    2,600   *Hadco Corporation                                      99,450          25
    7,500   Harsco Corporation                                     345,000          86
    5,300   Hussman International, Inc.                             92,087          23
   21,600   JLG Industries, Inc.                                   352,350          88
    4,000   Johnson Controls, Inc.                                 237,500          59
   18,200   *Newpark Resources, Inc.                               437,937         109
   10,000   Raychem Corporation                                    401,875         100
   14,600   *Republic Industries, Inc.                             406,062         101
   15,000   Reynolds and Reynolds Company  - Class "A"             345,000          86
    4,500   *Sanmina Corporation                                   405,000         101
   13,000   Symbol Technologies, Inc.                              500,500         125
    2,200   Tenneco, Inc.                                           94,737          24
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
                                                                                AMOUNT
                                                                              INVESTED
                                                                              FOR EACH
                                                                            $10,000 OF
   SHARES   SECURITY                                                 VALUE  NET ASSETS
--------------------------------------------------------------------------------------
            CAPITAL GOODS (continued)
    4,000   Thomas & Betts Corporation                         $   233,500     $    58
    2,600   *Tower Automotive, Inc.                                138,612          35
    6,400   *USA Waste Services, Inc.                              314,000          78
--------------------------------------------------------------------------------------
                                                                 5,580,584       1,391
--------------------------------------------------------------------------------------
            COMMUNICATION SERVICES--6.7%
    7,500   *AirTouch Communications, Inc.                         398,437          99
    1,000   *America Online, Inc.                                   80,000          20
    9,000   Century Telephone Enterprises, Inc.                    383,062          96
   11,000   Cincinnati Bell, Inc.                                  420,750         105
   12,000   *Commonwealth Telephone Enterprises, Inc.              360,000          90
    5,000   *IXC Communications, Inc.                              249,375          62
    8,500   *LCI International, Inc.                               337,875          84
    6,900   *Tel-Save Holdings, Inc.                               157,406          39
    7,400   *WorldCom, Inc.                                        316,582          79
--------------------------------------------------------------------------------------
                                                                 2,703,487         674
--------------------------------------------------------------------------------------
            CONSUMER CYCLICALS--18.1%
    7,000   *Bed Bath & Beyond, Inc.                               344,750          86
   10,000   *Bowlin Outdoor Advertising & Travel Centers,
              Inc..                                                 98,750          25
    4,600   Central Newspapers, Inc.  - Class "A"                  336,950          84
    2,100   *Champion Enterprises, Inc                              52,237          13
    4,400   *CheckFree Holdings Corporation                        113,300          28
   25,000   *Children's Place Retail Stores, Inc.                  240,625          60
    9,300   *Consolidated Stores Corporation                       372,000          93
   15,000   *CSK Auto Corporation                                  405,000         101
    4,800   *Fred Meyer, Inc.                                      215,400          54
   14,000   Harte-Hanks, Inc.                                      317,625          79
    7,000   *Hexcel Corporation                                    195,562          49
    5,000   *Hibbett Sporting Goods, Inc.                          167,500          42
   25,000   J. Baker, Inc.                                         293,750          73
    4,800   *Kohl's Corporation                                    198,300          49
   13,000   Mark IV Industries, Inc.                               273,812          68
    4,300   Masco Corporation                                      249,400          62
--------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS MID-CAP OPPORTUNITY FUND
April 30, 1998

--------------------------------------------------------------------------------------
                                                                                AMOUNT
                                                                              INVESTED
                                                                              FOR EACH
                                                                            $10,000 OF
   SHARES   SECURITY                                                 VALUE  NET ASSETS
--------------------------------------------------------------------------------------
            CONSUMER CYCLICALS (continued)
    4,700   *Neiman Marcus Group, Inc.                         $   172,431     $    43
    8,400   *OfficeMax, Inc.                                       158,025          39
    9,700   Ogden Corporation                                      298,275          74
    6,200   Omnicom Group, Inc.                                    293,725          73
    8,600   *PETsMART, Inc.                                        101,050          25
   15,000   *Prime Hospitality Corporation                         310,312          77
   12,100   *Royal Group Technologies, LTD.                        375,856          94
   12,800   *Saks Holdings, Inc.                                   285,600          71
    7,500   *Stage Stores, Inc.                                    385,781          96
    8,700   *Staples, Inc.                                         214,781          54
   11,250   *U.S. Office Products Company                          198,984          50
      400   Washington Post Company  - Class "B"                   209,700          52
   12,500   Wolverine World Wide, Inc.                             360,937          90
--------------------------------------------------------------------------------------
                                                                 7,240,418       1,804
--------------------------------------------------------------------------------------
            CONSUMER STAPLES--15.0%
    7,200   *Chancelor Media Corporation                           341,550          85
    9,900   CKE Restaurants, Inc.                                  342,788          86
    8,000   *Corrections Corporation of America                    222,000          55
    6,000   Dole Food Company, Inc.                                269,625          67
    6,700   Earthgrains Company                                    313,225          78
    2,600   *EVI Weatherford, Inc.                                 138,450          35
   15,000   Flower Industries, Inc.                                320,625          80
   25,900   *Four Media Company                                    259,000          65
    5,000   *Getty Images, Inc.                                    114,375          29
   16,900   Global-Tech Appliances, Inc.                           331,663          83
   13,000   *Host Marriott Corporation                             252,688          63
    8,000   McCormick & Company, Inc.                              274,000          68
    8,700   *Nabors Industries, Inc.                               219,131          55
    5,500   Newell Company                                         265,719          66
    6,100   Occidental Petroleum Corporation                       179,569          45
    8,000   *Oryx Energy Company                                   209,000          52
    4,000   *R&B Falcon Corporation                                128,250          32
    7,500   Richfood Holdings, Inc.                                205,781          51
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
                                                                                AMOUNT
                                                                              INVESTED
                                                                              FOR EACH
                                                                            $10,000 OF
   SHARES   SECURITY                                                 VALUE  NET ASSETS
--------------------------------------------------------------------------------------
            CONSUMER STAPLES (continued)
    7,000   *Stolt Comex Seaway SA                             $   227,500     $    57
   10,350   *Tele-Communications, Inc. Liberty Media Group
               - Series "A"                                        343,491          86
    3,200   Time Warner, Inc.                                      251,200          63
    4,400   Ultramar Diamond Shamrock Corporation                  142,175          35
    5,800   *Veritas DGC, Inc.                                     314,288          78
    6,100   *Vlasic Foods International, Inc.                      140,681          35
   10,600   Whitman Corporation                                    207,363          52
--------------------------------------------------------------------------------------
                                                                 6,014,137       1,501
--------------------------------------------------------------------------------------
            FINANCIAL--9.9%
    7,000   American Financial Group, Inc.                         304,938          76
    3,500   Astoria Financial Corporation                          205,188          51
    3,990   Charter One Financial, Inc.                            270,073          67
    4,054   Conseco, Inc.                                          201,180          50
    4,300   Dime Bancorp, Inc.                                     131,956          33
    5,200   Fannie Mae                                             311,350          78
    4,900   First Tennessee National Corporation                   168,744          42
    9,200   Franklin Resources, Inc.                               492,200         123
    5,200   GreenPoint Financial Corporation                       206,375          51
    9,200   *Imperial Credit Industries, Inc.                      232,300          58
   17,400   Innkeepers USA Trust                                   263,175          66
    4,000   Meadowbrook Insurance Group, Inc.                      130,750          33
    3,213   Mercantile Bancorporation, Inc.                        177,920          44
    5,100   Provident Companies, Inc.                              199,219          50
   10,100   Resource Bancshares Mortgage Group, Inc.               179,275          45
   12,000   TIG Holdings, Inc.                                     288,750          72
    2,500   Wachovia Corporation                                   212,344          53
--------------------------------------------------------------------------------------
                                                                 3,975,737         992
--------------------------------------------------------------------------------------
            HEALTHCARE--6.6%
   12,400   *American Oncology Resources, Inc.                     186,000          46
    3,400   *Centocor, Inc.                                        143,438          36
   20,000   *Covance, Inc.                                         428,750         107
    8,000   *Foundation Health Systems, Inc.  - Class "A"          231,500          58
--------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS MID-CAP OPPORTUNITY FUND
April 30, 1998

--------------------------------------------------------------------------------------
                                                                                AMOUNT
                                                                              INVESTED
                                                                              FOR EACH
                                                                            $10,000 OF
   SHARES   SECURITY                                                 VALUE  NET ASSETS
--------------------------------------------------------------------------------------
            HEALTHCARE (continued)
    5,800   *Genzyme Corporation (General Division)            $   179,438     $    45
    5,400   *Health Management Associates, Inc.  - Class "A"       170,100          42
   11,300   Jones Pharma, Inc.                                     333,350          83
   11,600   Mylan Laboratories, Inc.                               314,650          79
   19,500   *NovaCare, Inc.                                        271,781          68
   12,000   *Quorum Health Group, Inc.                             385,500          96
--------------------------------------------------------------------------------------
                                                                 2,644,507         660
--------------------------------------------------------------------------------------
            TECHNOLOGY--11.8%
    3,000   *Altera Corporation                                    121,500          30
    7,600   *Analog Devices, Inc.                                  295,925          74
    3,500   *Ascend Communications, Inc.                           152,469          38
    6,600   *Cadence Design Systems, Inc.                          239,663          60
    2,100   *Cisco Systems, Inc.                                   153,825          38
    7,500   *CMC Industries, Inc.                                   70,313          18
    6,000   Comdisco, Inc.                                         265,500          66
    8,000   *Compuware Corporation                                 391,000          98
    9,200   *Condor Technology Solutions, Inc.                     160,425          40
   11,800   *EMC Corporation                                       544,275         136
    1,500   *Exodus Communications, Inc.                            57,000          14
   11,000   *Fore Systems, Inc.                                    251,625          63
   20,000   *Information Storage Devices, Inc.                     110,000          27
    3,000   Intel Corporation                                      242,438          60
    2,500   *Manhattan Associates, Inc.                             56,563          14
    3,000   Northern Telecom, Ltd.                                 182,625          46
   14,000   *PairGain Technologies, Inc.                           258,125          64
    8,000   *Platinum Technology, Inc.                             204,000          51
    4,000   *PRI Automation, Inc.                                  107,000          27
    3,400   *Rambus, Inc.                                          152,788          38
    5,000   *Remedy Corporation                                    110,313          28
    7,700   *Sterling Commerce, Inc.                               327,731          82
    3,500   *Synopsys, Inc.                                        150,500          38
    1,500   *Tellabs, Inc.                                         106,313          27
--------------------------------------------------------------------------------------
                                                                 4,711,916       1,177
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
                                                                                AMOUNT
   SHARES                                                                     INVESTED
       OR                                                                     FOR EACH
PRINCIPAL                                                                   $10,000 OF
   AMOUNT   SECURITY                                                 VALUE  NET ASSETS
--------------------------------------------------------------------------------------
            TRANSPORTATION--1.3%
    1,760   *FDX Corporation                                   $   119,680     $    30
    6,000   Royal Caribbean Cruises, Ltd.                          410,250         102
--------------------------------------------------------------------------------------
                                                                   529,930         132
--------------------------------------------------------------------------------------
            UTILITIES--2.2%
    5,000   American Water Works Company, Inc.                     149,688          37
   10,400   Houston Industries, Inc.                               302,250          75
    5,600   Sierra Pacific Resources                               196,000          49
   14,200   United Water Resources, Inc.                           245,838          61
--------------------------------------------------------------------------------------
                                                                   893,776         222
--------------------------------------------------------------------------------------
            TOTAL VALUE OF COMMON STOCKS (cost $29,490,561)     36,647,653       9,141
--------------------------------------------------------------------------------------
            SHORT-TERM CORPORATE NOTES--6.7%
$     600M  Ciesco, L.P., 5.50%, 5/15/98                           598,717         149
    1,700M  Florida Power Corp., 5.52%, 6/3/98                   1,691,398         422
      400M  Met Life Funding, Inc., 5.52%, 5/18/98                 398,957         100
--------------------------------------------------------------------------------------
            TOTAL VALUE OF SHORT-TERM CORPORATE NOTES (cost
             $2,689,072)                                         2,689,072         671
--------------------------------------------------------------------------------------
TOTAL VALUE OF INVESTMENTS (cost $32,179,633)           98.1%   39,336,725       9,812
OTHER ASSETS, LESS LIABILITIES                           1.9       755,246         188
--------------------------------------------------------------------------------------
NET ASSETS                                             100.0%  $40,091,971     $10,000
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

* Non-income producing

                       See notes to financial statements

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS UTILITIES INCOME FUND
April 30, 1998

---------------------------------------------------------------------------------------
                                                                                 AMOUNT
                                                                               INVESTED
                                                                               FOR EACH
                                                                             $10,000 OF
   SHARES   SECURITY                                                  VALUE  NET ASSETS
---------------------------------------------------------------------------------------
            COMMON STOCKS--91.2%
            CAPITAL GOODS--.7%
   11,400   General Electric Company                           $    970,425     $    72
---------------------------------------------------------------------------------------
            COMMUNICATION SERVICES--31.0%
   15,000   *AirTouch Communications, Inc.                          796,875          59
    5,000   A T & T Corporation                                     300,312          22
   40,000   Bell Atlantic Corporation                             3,742,500         277
   63,000   BellSouth Corporation                                 4,043,812         299
   27,100   *Cable & Wireless Communications, PLC (ADR)             978,987          72
   63,000   Century Telephone Enterprises, Inc.                   2,681,437         198
   20,600   Cia. de Telecomunicaciones de Chile SA (ADR)            516,287          38
   30,000   Cincinnati Bell, Inc.                                 1,147,500          85
   69,600   GTE Corporation                                       4,067,250         301
    7,700   *IDT Corporation                                        236,294          18
   22,600   *Intermedia Communications, Inc.                      1,649,447         122
   32,000   *LCI International, Inc.                              1,272,000          94
   31,200   *RCN Corporation                                        705,900          52
   98,000   SBC Communications, Inc.                              4,060,875         301
   31,000   Sprint Corporation                                    2,117,687         157
   11,890   *Star Telecommunications, Inc.                          321,773          24
   46,700   *Tel-Save Holdings, Inc.                              1,065,344          79
    7,700   Telecomunicacoes Brasileiras SA - Telebras (ADR)        937,956          69
   18,000   Telefonica de Argentina SA (ADR)                        694,125          51
   15,500   Telefonica del Peru SA (ADR)                            342,937          25
   15,000   Telefonica SA (ADR)                                   1,874,062         139
   15,000   *Telefonica SA - Rights (ADR)                            25,312           2
   15,500   Teleglobe, Inc.                                         678,125          50
    1,600   *Teligent, Inc.  - Class "A"                             47,000           4
   49,000   US West Communications Group                          2,584,750         191
   62,300   *Viatel, Inc.                                           630,787          47
   42,800   *WinStar Communication, Inc.                          1,663,850         123
   61,500   *WorldCom, Inc.                                       2,631,050         195
---------------------------------------------------------------------------------------
                                                                 41,814,234       3,094
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
                                                                                 AMOUNT
                                                                               INVESTED
                                                                               FOR EACH
                                                                             $10,000 OF
   SHARES   SECURITY                                                  VALUE  NET ASSETS
---------------------------------------------------------------------------------------
            ENERGY--2.1%
   12,000   Ashland, Inc.                                      $    634,500     $    47
    4,100   Lakehead Pipe Line Partners, L. P.                      191,675          14
   29,000   Oneok, Inc.                                           1,174,500          87
   23,000   *Seagull Energy Corporation                             392,437          29
    7,700   Texaco, Inc.                                            473,550          35
---------------------------------------------------------------------------------------
                                                                  2,866,662         212
---------------------------------------------------------------------------------------
            FINANCIAL--1.4%
   41,300   Innkeepers USA Trust                                    624,662          46
   74,700   Westfield America, Inc.                               1,307,250          97
---------------------------------------------------------------------------------------
                                                                  1,931,912         143
---------------------------------------------------------------------------------------
            TECHNOLOGY--.9%
    5,000   Lucent Technologies, Inc.                               380,625          28
    7,700   Motorola, Inc.                                          428,313          32
   15,500   *PairGain Technologies, Inc.                            285,781          21
   15,500   *Verilink Corporation                                   130,781          10
---------------------------------------------------------------------------------------
                                                                  1,225,500          91
---------------------------------------------------------------------------------------
            UTILITIES--55.1%
   21,000   *AES Corporation                                      1,158,938          86
   18,060   Ameren Corporation                                      715,628          53
   52,000   American Electric Power Company, Inc.                 2,483,000         184
   31,400   American Water Works Company, Inc.                      940,038          70
   38,000   Baltimore Gas and Electric Company                    1,197,000          89
   35,000   BEC Energy                                            1,426,250         106
   11,500   California Water Service Group                          308,344          23
   38,800   Central & South West Corporation                      1,011,225          75
   49,000   CMS Energy Corporation                                2,140,688         158
   32,000   Coastal Corporation                                   2,286,000         169
    8,000   Columbia Energy Group                                   650,000          48
   35,000   Consolidated Edison, Inc.                             1,583,750         117
   25,000   Dominion Resources, Inc.                                989,063          73
   60,000   DQE, Inc.                                             2,062,500         153
---------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS UTILITIES INCOME FUND
April 30, 1998

---------------------------------------------------------------------------------------
                                                                                 AMOUNT
                                                                               INVESTED
                                                                               FOR EACH
                                                                             $10,000 OF
   SHARES   SECURITY                                                  VALUE  NET ASSETS
---------------------------------------------------------------------------------------
            UTILITIES (continued)
   15,600   DTE Energy Company                                 $    611,325     $    45
   27,300   Edison International                                    813,881          60
   42,000   El Paso Natural Gas Company                           1,551,375         115
   48,000   Endesa SA (ADR)                                       1,164,000          86
   15,200   Energen Corporation                                     339,150          25
   15,500   Energy East Corporation                                 647,125          48
   47,100   Enova Corporation                                     1,259,925          93
   28,700   Enron Corporation                                     1,411,681         104
   60,000   Florida Progress Corporation                          2,437,500         180
   60,000   FPL Group, Inc.                                       3,723,750         276
   40,000   GPU, Inc.                                             1,585,000         117
   73,800   Houston Industries, Inc.                              2,144,813         159
   48,900   K N Energy, Inc.                                      2,869,819         212
    7,800   Kansas City Power & Light Company                       232,050          17
    2,200   Maine Public Service Company                             31,488           2
   40,000   MCN Energy Group, Inc.                                1,510,000         112
   40,000   MDU Resources Group, Inc.                             1,387,500         103
   15,600   Montana Power Company                                   580,125          43
   55,000   New Century Energies, Inc.                            2,612,500         193
   30,000   New Jersey Resources Corporation                      1,132,500          84
   15,500   NGC Corporation                                         228,625          17
   12,100   NICOR, Inc.                                             495,344          37
   62,400   NIPSCO Industries, Inc.                               1,673,100         124
   20,000   Northern States Power Company                         1,127,500          83
    1,500   Northwest Natural Gas Company                            40,500           3
   52,000   OGE Energy Corporation                                2,856,750         211
   35,000   Pacific Enterprises                                   1,362,813         101
   25,000   Piedmont Natural Gas Company, Inc.                      851,563          63
   30,000   Questar Corporation                                   1,301,250          96
   62,900   SCANA Corporation                                     1,879,138         139
   37,400   Sierra Pacific Resources                              1,309,000          97
   30,000   Sonat, Inc.                                           1,331,250          99
   52,300   Southern Company                                      1,385,950         103
   28,200   Southwest Gas Corporation                               650,363          48
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
                                                                                 AMOUNT
   SHARES                                                                      INVESTED
       OR                                                                      FOR EACH
PRINCIPAL                                                                    $10,000 OF
   AMOUNT   SECURITY                                                  VALUE  NET ASSETS
---------------------------------------------------------------------------------------
            UTILITIES (continued)
   41,900   Texas Utilities Company                            $  1,676,000     $   124
   27,000   TransCanada Pipelines, Ltd.                             602,438          45
   35,000   UGI Corporation                                         971,250          72
   34,800   Unicom Corporation                                    1,209,300          90
   54,100   United Water Resources, Inc.                            936,606          69
   41,000   UtiliCorp United, Inc.                                1,542,625         114
   30,000   Washington Gas Light Company                            815,625          60
   34,100   Westcoast Energy, Inc.                                  801,350          59
   67,100   Williams Companies, Inc.                              2,122,038         157
    7,100   Wisconsin Energy Corporation                            216,550          16
---------------------------------------------------------------------------------------
                                                                 74,384,859       5,505
---------------------------------------------------------------------------------------
            TOTAL VALUE OF COMMON STOCKS (cost $94,899,293)     123,193,592       9,117
---------------------------------------------------------------------------------------
            PREFERRED STOCKS--.7%
            FINANCIAL
   10,000   Pacific Telesis Financing I, 7.56%                      251,875          19
   10,000   Pacific Telesis Financing II, 8.50%                     261,875          19
    5,000   US West Financing I, 7.96%                              130,000          10
   10,000   US West Financing II, 8.25%                             264,375          19
---------------------------------------------------------------------------------------
            TOTAL VALUE OF PREFERRED STOCKS (cost $875,000)         908,125          67
---------------------------------------------------------------------------------------
            CORPORATE BONDS--3.5%
            COMMUNICATION SERVICES--1.1%
$     500M  AT&T Corp., 7.50%, 2006                                 537,611          40
      500M  BellSouth Telecommunications, Inc., 6.375%, 2004        507,943          38
      500M  United Telephone Co. of Florida, 6.25%, 2003            501,727          37
---------------------------------------------------------------------------------------
                                                                  1,547,281         115
---------------------------------------------------------------------------------------
            UTILITIES--2.4%
      500M  Baltimore Gas & Electric Co., 7.52%, 2000               514,318          38
      500M  Consolidated Edison, Inc., 6.625%, 2002                 509,044          38
      500M  Duke Energy Corp., 5.875%, 2003                         495,298          37
      500M  Idaho Power Co., 6.40%, 2003                            506,910          37
---------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS UTILITIES INCOME FUND
April 30, 1998

---------------------------------------------------------------------------------------
                                                                                 AMOUNT
                                                                               INVESTED
                                                                               FOR EACH
PRINCIPAL                                                                    $10,000 OF
   AMOUNT   SECURITY                                                  VALUE  NET ASSETS
---------------------------------------------------------------------------------------
            UTILITIES (continued)
$     700M  PP&L Resources, Inc., 6.875%, 2003                 $    718,789     $    53
      500M  Union Electric Co., 6.75%, 2008                         516,108          38
---------------------------------------------------------------------------------------
                                                                  3,260,467         241
---------------------------------------------------------------------------------------
            TOTAL VALUE OF CORPORATE BONDS (cost $4,761,172)      4,807,748         356
---------------------------------------------------------------------------------------
            SHORT-TERM CORPORATE NOTES--3.5%
    1,800M  Avnet, Inc., 5.51%, 5/19/98                           1,795,041         133
    1,000M  Du Pont (E.I.) de Nemours & Co., 5.48%, 5/5/98          999,391          74
    2,000M  Toyota Motor Credit Corp., 5.49%, 5/12/98             1,996,645         148
---------------------------------------------------------------------------------------
            TOTAL VALUE OF SHORT-TERM CORPORATE NOTES (cost
             $4,791,077)                                          4,791,077         355
---------------------------------------------------------------------------------------
TOTAL VALUE OF INVESTMENTS (cost $105,326,542)          98.9%   133,700,542       9,895
OTHER ASSETS, LESS LIABILITIES                           1.1      1,421,139         105
---------------------------------------------------------------------------------------
NET ASSETS                                             100.0%  $135,121,681     $10,000
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

* Non-income producing

                       See notes to financial statements

STATEMENT OF ASSETS AND LIABILITIES
FIRST INVESTORS SERIES FUND II, INC.
April 30, 1998

--------------------------------------------------------------------------------
                                             GROWTH &      MID-CAP     UTILITIES
                                               INCOME  OPPORTUNITY        INCOME
                                                 FUND         FUND          FUND
--------------------------------------------------------------------------------
ASSETS
Investment in securities:
  At identified cost...................  $204,478,573  $32,179,633  $105,326,542
                                         ------------  -----------  ------------
                                         ------------  -----------  ------------
  At value (Note 1A)...................  $300,488,808  $39,336,725  $133,700,542
Cash...................................       877,063      282,057       791,041
Receivables:
  Investment securities sold...........     3,067,219      349,585       475,024
  Capital shares sold..................       652,910      301,572       188,343
  Dividends and interest...............       262,260       10,132       436,020
Deferred organization expenses (Note
  1E)..................................         1,774           --            --
                                         ------------  -----------  ------------
Total Assets...........................   305,350,034   40,280,071   135,590,970
                                         ------------  -----------  ------------
LIABILITIES
Payables:
  Investment securities purchased......     2,230,233       65,000       127,528
  Capital shares redeemed..............       451,147       60,469       217,998
Accrued advisory fees..................       185,785       24,049        84,587
Accrued expenses.......................        53,862       38,582        39,176
                                         ------------  -----------  ------------
Total Liabilities......................     2,921,027      188,100       469,289
                                         ------------  -----------  ------------
NET ASSETS.............................  $302,429,007  $40,091,971  $135,121,681
                                         ------------  -----------  ------------
                                         ------------  -----------  ------------
NET ASSETS CONSIST OF:
Capital paid in........................  $201,104,875  $32,580,503  $100,484,093
Undistributed net investment income
  (deficit)............................        46,160      (50,506)      209,884
Accumulated net realized gain on
  investment transactions..............     5,267,737      404,882     6,053,704
Net unrealized appreciation in value of
  investments..........................    96,010,235    7,157,092    28,374,000
                                         ------------  -----------  ------------
Total..................................  $302,429,007  $40,091,971  $135,121,681
                                         ------------  -----------  ------------
                                         ------------  -----------  ------------
NET ASSETS:
  Class A..............................  $262,025,115  $35,617,878  $122,364,213
  Class B..............................  $ 40,403,892  $ 4,474,093  $ 12,757,468
CAPITAL SHARES OUTSTANDING (Note 4):
  Class A..............................    19,225,201    1,888,823    15,727,351
  Class B..............................     3,000,559      242,609     1,657,590

NET ASSET VALUE AND REDEMPTION PRICE
  PER SHARE - CLASS A..................  $      13.63  $     18.86  $       7.78
                                               ------  -----------         -----
                                               ------  -----------         -----
MAXIMUM OFFERING PRICE PER
  SHARE - CLASS A (Net asset
  value/.9375)*........................  $      14.54  $     20.12  $       8.30
                                               ------  -----------         -----
                                               ------  -----------         -----
NET ASSET VALUE AND OFFERING PRICE PER
  SHARE - CLASS B (Note 4).............  $      13.47  $     18.44  $       7.70
                                               ------  -----------         -----
                                               ------  -----------         -----

* On purchases of $25,000 or more, the sales charge is reduced.

                       See notes to financial statements

STATEMENT OF OPERATIONS
FIRST INVESTORS SERIES FUND II, INC.
Six Months Ended April 30, 1998

------------------------------------------------------------------------------
                                            GROWTH &      MID-CAP    UTILITIES
                                              INCOME  OPPORTUNITY       INCOME
                                                FUND         FUND         FUND
------------------------------------------------------------------------------
INVESTMENT INCOME
Income:
  Dividends............................  $ 1,688,571  $   116,251  $ 1,958,026
  Interest.............................      536,300       92,644      274,537
                                         -----------  -----------  -----------
Total income...........................    2,224,871      208,895    2,232,563
                                         -----------  -----------  -----------
Expenses (Notes 1 and 3):
  Advisory fee.........................      965,208      164,831      467,703
  Shareholder servicing costs..........      373,642       74,604      188,755
  Distribution plan expenses - Class
    A..................................      335,883       44,059      170,459
  Distribution plan expenses - Class
    B..................................      163,983       17,528       54,444
  Professional fees....................       17,309       18,254       17,236
  Reports and notices to
    shareholders.......................       23,050        7,262       13,550
  Custodian fees.......................       18,705        5,189        7,481
  Amortization of organization
    expenses...........................        1,500           --        1,250
  Other expenses.......................       15,724        4,071       12,422
                                         -----------  -----------  -----------
Total expenses.........................    1,915,004      335,798      933,300
Less: Expenses waived or assumed.......           --      (71,208)          --
     Custodian fees paid indirectly....      (11,824)      (5,189)      (7,481)
                                         -----------  -----------  -----------
Net expenses...........................    1,903,180      259,401      925,819
                                         -----------  -----------  -----------
Net investment income (loss)...........      321,691      (50,506)   1,306,744
                                         -----------  -----------  -----------
REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS (Note 2):
Net realized gain on investments.......    5,281,747      411,912    6,082,228
Net unrealized appreciation of
  investments..........................   42,348,149    2,604,377   12,491,433
                                         -----------  -----------  -----------
Net gain on investments................   47,629,896    3,016,289   18,573,661
                                         -----------  -----------  -----------

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS......................  $47,951,587  $ 2,965,783  $19,880,405
                                         -----------  -----------  -----------
                                         -----------  -----------  -----------

                       See notes to financial statements

                 (This page has been left blank intentionally.)

STATEMENT OF CHANGES IN NET ASSETS
FIRST INVESTORS SERIES FUND II, INC.

-------------------------------------------------------------------
                                                  GROWTH &
                                                INCOME FUND
                                         --------------------------
                                           11/1/97 TO    11/1/96 TO
                                              4/30/98      10/31/97
---------------------------------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
  Net investment income (loss).........  $    321,691  $    815,670
  Net realized gain on investments.....     5,281,747     5,328,547
  Net unrealized appreciation of
    investments........................    42,348,149    31,106,647
                                         ------------  ------------
    Net increase in net assets
      resulting from operations........    47,951,587    37,250,864
                                         ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income - Class A......      (275,531)     (817,347)
  Net investment income - Class B......            --       (14,650)
  Net realized gains - Class A.........    (4,666,251)   (2,000,523)
  Net realized gains - Class B.........      (666,704)     (234,403)
                                         ------------  ------------
    Total distributions................    (5,608,486)   (3,066,923)
                                         ------------  ------------
CAPITAL SHARE TRANSACTIONS (a)
Class A:
  Proceeds from shares sold............    41,585,861    69,592,366
  Value of distributions reinvested....     4,894,660     2,780,887
  Value of shares redeemed.............   (15,257,044)  (20,987,333)
                                         ------------  ------------
                                           31,223,477    51,385,920
                                         ------------  ------------
Class B:
  Proceeds from shares sold............     9,266,580    12,978,761
  Value of distributions reinvested....       662,444       246,352
  Value of shares redeemed.............    (1,820,446)   (2,077,855)
                                         ------------  ------------
                                            8,108,578    11,147,258
                                         ------------  ------------
  Net increase (decrease) from capital
    share transactions.................    39,332,055    62,533,178
                                         ------------  ------------
    Net increase (decrease) in net
      assets...........................    81,675,156    96,717,119
NET ASSETS
  Beginning of period..................   220,753,851   124,036,732
                                         ------------  ------------
  End of period+.......................  $302,429,007  $220,753,851
                                         ------------  ------------
                                         ------------  ------------
+Includes undistributed net investment
 income (deficit) of...................  $     46,160  $         --
                                         ------------  ------------
                                         ------------  ------------
(a)CAPITAL SHARES ISSUED AND REDEEMED
Class A:
  Sold.................................     3,305,470     6,493,708
  Issued for distributions
    reinvested.........................       405,949       283,146
  Redeemed.............................    (1,214,699)   (1,962,857)
                                         ------------  ------------
  Net increase (decrease) in Class A
    capital shares outstanding.........     2,496,720     4,813,997
                                         ------------  ------------
                                         ------------  ------------
Class B:
  Sold.................................       743,874     1,213,405
  Issued for distributions
    reinvested.........................        55,714        25,769
  Redeemed.............................      (144,774)     (195,408)
                                         ------------  ------------
  Net increase in Class B capital
    shares outstanding.................       654,814     1,043,766
                                         ------------  ------------
                                         ------------  ------------

                       See notes to financial statements

---------------------------------------------------------------------------------------------
                                                 MID-CAP                   UTILITIES
                                             OPPORTUNITY FUND             INCOME FUND
                                         ------------------------  --------------------------
                                          11/1/97 TO   11/1/96 TO    11/1/97 TO    11/1/96 TO
                                             4/30/98     10/31/97       4/30/98      10/31/97
---------------------------------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
  Net investment income (loss).........  $   (50,506) $   (58,391) $  1,306,744  $  3,269,947
  Net realized gain on investments.....      411,912    1,997,140     6,082,228     7,342,477
  Net unrealized appreciation of
    investments........................    2,604,377    3,087,322    12,491,433     2,774,850
                                         -----------  -----------  ------------  ------------
    Net increase in net assets
      resulting from operations........    2,965,783    5,026,071    19,880,405    13,387,274
                                         -----------  -----------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income - Class A......           --      (36,607)   (1,453,968)   (2,954,931)
  Net investment income - Class B......           --           --      (106,173)     (187,678)
  Net realized gains - Class A.........   (1,720,339)    (673,761)   (5,411,740)           --
  Net realized gains - Class B.........     (204,065)     (52,869)     (505,229)           --
                                         -----------  -----------  ------------  ------------
    Total distributions................   (1,924,404)    (763,237)   (7,477,110)   (3,142,609)
                                         -----------  -----------  ------------  ------------
CAPITAL SHARE TRANSACTIONS (a)
Class A:
  Proceeds from shares sold............    9,009,721   10,263,593    10,463,917    13,294,852
  Value of distributions reinvested....    1,703,247      696,970     6,698,071     2,837,444
  Value of shares redeemed.............   (2,313,957)  (3,053,623)   (7,985,969)  (27,788,751)
                                         -----------  -----------  ------------  ------------
                                           8,399,011    7,906,940     9,176,019   (11,656,455)
                                         -----------  -----------  ------------  ------------
Class B:
  Proceeds from shares sold............    1,410,777    1,556,469     2,266,107     2,798,462
  Value of distributions reinvested....      203,911       52,868       607,696       182,590
  Value of shares redeemed.............     (205,488)    (183,075)     (503,301)   (2,096,554)
                                         -----------  -----------  ------------  ------------
                                           1,409,200    1,426,262     2,370,502       884,498
                                         -----------  -----------  ------------  ------------
  Net increase (decrease) from capital
    share transactions.................    9,808,211    9,333,202    11,546,521   (10,771,957)
                                         -----------  -----------  ------------  ------------
    Net increase (decrease) in net
      assets...........................   10,849,590   13,596,036    23,949,816      (527,292)
NET ASSETS
  Beginning of period..................   29,242,381   15,646,345   111,171,865   111,699,157
                                         -----------  -----------  ------------  ------------
  End of period+.......................  $40,091,971  $29,242,381  $135,121,681  $111,171,865
                                         -----------  -----------  ------------  ------------
                                         -----------  -----------  ------------  ------------
+Includes undistributed net investment
  income (deficit) of..................  $   (50,506) $        --  $    209,884  $    463,281
                                         -----------  -----------  ------------  ------------
                                         -----------  -----------  ------------  ------------
(a)CAPITAL SHARES ISSUED AND REDEEMED
Class A:
  Sold.................................      505,086      610,878     1,386,544     1,993,525
  Issued for distributions
    reinvested.........................       97,719       45,613       922,410       423,434
  Redeemed.............................     (130,389)    (187,193)   (1,068,804)   (4,158,047)
                                         -----------  -----------  ------------  ------------
  Net increase (decrease) in Class A
    capital shares outstanding.........      472,416      469,298     1,240,150    (1,741,088)
                                         -----------  -----------  ------------  ------------
                                         -----------  -----------  ------------  ------------
Class B:
  Sold.................................       80,556       92,935       299,608       422,620
  Issued for distributions
    reinvested.........................       11,931        3,501        84,850        27,429
  Redeemed.............................      (12,145)     (11,554)      (68,322)     (315,946)
                                         -----------  -----------  ------------  ------------
  Net increase in Class B capital
    shares outstanding.................       80,342       84,882       316,136       134,103
                                         -----------  -----------  ------------  ------------
                                         -----------  -----------  ------------  ------------

                       See notes to financial statements

NOTES TO FINANCIAL STATEMENTS
FIRST INVESTORS SERIES FUND II, INC.

1. SIGNIFICANT ACCOUNTING POLICIES--First Investors Series Fund II, Inc. ("Series Fund II"), a Maryland corporation, is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company. Series Fund II operates as a series fund, issuing shares of common stock in the Growth & Income Fund, Mid-Cap Opportunity Fund and Utilities Income Fund (each a "Fund"), and accounts separately for the assets, liabilities and operations of each Fund. The objective of each Fund is as follows:

GROWTH & INCOME FUND seeks long-term growth of capital and current income.

MID-CAP OPPORTUNITY FUND seeks long-term capital growth.

UTILITIES INCOME FUND primarily seeks high current income. Long-term capital appreciation is a secondary objective.

A. Security Valuation--Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or system where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based upon quotes furnished by a market maker for such securities. Securities may also be priced by a pricing service. The pricing service uses quotations obtained from investment dealers or brokers, information with respect to market transactions in comparable securities and other available information in determining value. Short-term corporate notes which are purchased at a discount are valued at amortized cost if their maturities are sixty days or less. Securities for which market quotations are not readily available and other assets are valued on a consistent basis at fair value as determined in good faith by or under the supervision of the Series Fund II's officers in a manner specifically authorized by the Board of Directors.

B. Federal Income Taxes--No provision has been made for federal income taxes on net income or capital gains since it is the policy of each Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to investment companies and to make sufficient distributions of income and capital gains (in excess of any available capital loss carryovers) to relieve it from all, or substantially all, such taxes.

C. Distributions to Shareholders--Dividends from net investment income of the Growth & Income Fund and Utilities Income Fund are declared and paid quarterly and dividends from net investment income of the Mid-Cap Opportunity Fund are declared and paid annually. Distributions from net realized capital gains are normally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for capital loss carryforwards, deferral of wash sales and amortization of deferred organization expenses.

D. Expense Allocation--Expenses directly charged or attributable to a Fund are paid from the assets of that Fund. General expenses of Series Fund II are allocated among and charged to the assets of each Fund on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

E. Deferred Organization Expenses--Organization expenses are amortized over a five year period. Investors purchasing shares of a Fund bear such expenses only as they are amortized. First Investors Management Company, Inc. ("FIMCO"), Series Fund II's investment adviser, has agreed that in the event any of the initial Class A shares of a Fund purchased by FIMCO are redeemed during the amortization period, the redemption proceeds will be reduced by a pro rata portion of any unamortized organization expenses in the same proportion as the number of initial Class A shares of the Fund being redeemed bears to the number of initial Class A shares of the Fund outstanding at the time of redemption.

F. Repurchase Agreements--Securities pledged as collateral for repurchase agreements are held by the Fund's custodian until maturity of the repurchase agreement. The agreements provide that the Fund will receive, as collateral, securities with a market value which will at all times be at least equal to 100% of the amount invested by the Fund.

G. Use of Estimates--The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

H. Other--Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined, and gains and losses are based, on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income and estimated expenses are accrued daily. The Bank of New York, custodian for the Funds, has provided credits in the aggregate amount of $24,494 against custodian charges based on the uninvested cash balances of these Funds.

2. PURCHASES AND SALES OF SECURITIES--For the six months ended April 30, 1998, purchases and sales of securities, excluding repurchase agreements and short-term corporate notes, were as follows:

                                             Cost of     Proceeds
                                           Purchases     of Sales
                                         -----------  -----------
Growth & Income Fund...................  $59,024,070  $36,891,805
Mid-Cap Opportunity Fund...............   22,203,747   12,530,583
Utilities Income Fund..................   40,387,961   38,727,991

NOTES TO FINANCIAL STATEMENTS
FIRST INVESTORS SERIES FUND II, INC.

At April 30, 1998, aggregate cost and net unrealized appreciation of securities for federal income tax purposes were as follows:

                                                              Gross         Gross           Net
                                            Aggregate    Unrealized    Unrealized    Unrealized
                                                 Cost  Appreciation  Depreciation  Appreciation
                                         ------------  ------------  ------------  ------------
Growth & Income Fund...................  $204,478,573  $ 97,416,566  $  1,406,331  $ 96,010,235
Mid-Cap Opportunity Fund...............    32,179,768     7,783,494       626,537     7,156,957
Utilities Income Fund..................   105,352,055    29,700,215     1,351,728    28,348,487

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES--Certain officers and directors of Series Fund II are officers and directors of its investment adviser, FIMCO, its underwriter, First Investors Corporation ("FIC"), its transfer agent, Administrative Data Management Corp. ("ADM") and/or First Financial Savings Bank, S.L.A. ("FFS"), custodian of Series Fund II's individual retirement accounts. Prior to January 1, 1998, officers and directors of Series Fund II received no remuneration from the Funds for serving in such capacities. Their remuneration (together with certain other expenses of the Funds) was paid by FIMCO or FIC. Effective January 1, 1998, independent directors were remunerated by the Funds. For the six months ended April 30, 1998, total director fees accrued by the Funds amounted to $5,500.

The investment advisory agreement provides as compensation to FIMCO for the Growth & Income Fund and Utilities Income Fund, an annual fee, payable monthly, at the rate of .75% on the first $300 million of each Fund's average daily net assets, .72% on the next $200 million, .69% on the next $250 million and .66% on average daily net assets over $750 million. The annual fee for the Mid-Cap Opportunity Fund is payable monthly, at the rate of 1% on the first $200 million of the Fund's average daily net assets, .75% on the next $300 million, declining by .03% on each $250 million thereafter, down to .66% on average daily net assets over $1 billion. The investment adviser waived 1/4 of the 1% annual fee of the Mid-Cap Opportunity Fund for the six months ended April 30, 1998. For the six months ended April 30, 1998, total advisory fees accrued to FIMCO were $1,597,742 of which $41,208 was waived. In addition, expenses of $30,000 were assumed by FIMCO.

For the six months ended April 30, 1998, FIC, as underwriter, received $2,383,793 in commissions from the sale of Fund shares, after allowing $9,032 to other dealers. Shareholder servicing costs included $434,794 in transfer agent fees accrued to ADM and $122,579 in custodian fees paid to FFS.

Pursuant to distribution plans adopted under Rule 12b-1 of the 1940 Act, each Fund is authorized to pay FIC a fee equal to .30% of the average daily net assets of the Class A shares and 1% of the average daily net assets of the Class B shares on an annualized basis each fiscal year, payable monthly. The fee consists of a distribution fee and a service fee. The service fee is paid for the ongoing servicing of clients who are shareholders of that Fund. For the six months ended April 30, 1998, total distribution plan fees accrued to FIC amounted to $786,356.

Prior to January 1, 1998, Wellington Management Company, LLP served as an investment subadviser to the Growth & Income Fund. The subadviser was paid by FIMCO and not by the Fund.

4. CAPITAL--Each Fund sells two classes of shares, Class A and Class B, each with a public offering price that reflects different sales charges and expense levels. Class A shares are sold with an initial sales charge of up to 6.25% of the amount invested and together with the Class B shares are subject to distribution plan fees as described in Note 3. Class B shares are sold without an initial sales charge, but are generally subject to a contingent deferred sales charge which declines in steps from 4% to 0% over a six-year period. Class B shares automatically convert into Class A shares after eight years. Realized and unrealized gains or losses, investment income and expenses (other than distribution plan fees and certain other Class expenses) are allocated daily to each Class of shares based upon the relative proportion of net assets of each class. Of the 100,000,000 shares originally designated to each Fund, Series Fund II has classified 50,000,000 shares as Class A and 50,000,000 shares as Class B for each Fund.

FINANCIAL HIGHLIGHTS
FIRST INVESTORS SERIES FUND II, INC.

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.

---------------------------------------------------------------------------------------------------------------
                                                        P E R S H A R E D A T A
                         --------------------------------------------------------------------------------------

                                      INCOME FROM INVESTMENT OPERATIONS      LESS DISTRIBUTIONS
                         NET ASSET  --------------------------------------          FROM
                             VALUE                NET REALIZED              --------------------
                         ---------         NET  AND UNREALIZED  TOTAL FROM         NET       NET
                         BEGINNING  INVESTMENT  GAIN (LOSS) ON  INVESTMENT  INVESTMENT  REALIZED          TOTAL
                         OF PERIOD      INCOME     INVESTMENTS  OPERATIONS      INCOME      GAIN  DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------------
GROWTH & INCOME FUND
CLASS A
10/4/93* to 10/31/93...  $    6.56  $     .005  $           --  $     .005  $     .005  $     --  $        .005
11/1/93 to 10/31/94....       6.56        .128            .109        .237        .107        --           .107
11/1/94 to 10/31/95....       6.69        .163           1.125       1.288        .168        --           .168
11/1/95 to 10/31/96....       7.81        .102           1.593       1.695        .115        --           .115
11/1/96 to 10/31/97....       9.39        .060           2.359       2.419        .059      .160           .219
11/1/97 to 4/30/98.....      11.59        .020           2.309       2.329        .015      .274           .289
CLASS B
1/12/95* to 10/31/95...       6.43        .084           1.372       1.456        .106        --           .106
11/1/95 to 10/31/96....       7.78        .066           1.555       1.621        .071        --           .071
11/1/96 to 10/31/97....       9.33        .002           2.318       2.320        .010      .160           .170
11/1/97 to 4/30/98.....      11.48       (.012)          2.276       2.264          --      .274           .274
---------------------------------------------------------------------------------------------------------------
MID-CAP OPPORTUNITY FUND***
CLASS A
11/1/92 to 10/31/93....  $   11.70  $     .122  $         .373  $     .495  $     .045  $     --  $        .045
11/1/93 to 10/31/94....      12.15        .078           (.326)      (.248)       .122        --           .122
11/1/94 to 10/31/95....      11.78        .083           2.796       2.879        .079        --           .079
11/1/95 to 10/31/96....      14.58        .042           1.564       1.606        .058      .838           .896
11/1/96 to 10/31/97....      15.29       (.033)          4.021       3.988        .037      .681           .718
11/1/97 to 4/30/98.....      18.56       (.018)          1.497       1.479          --     1.179          1.179
CLASS B
1/12/95* to 10/31/95...      12.03       (.011)          2.491       2.480          --        --             --
11/1/95 to 10/31/96....      14.51        .013           1.468       1.481        .053      .838           .891
11/1/96 to 10/31/97....      15.10       (.077)          3.888       3.811          --      .681           .681
11/1/97 to 4/30/98.....      18.23       (.068)          1.457       1.389          --     1.179          1.179
---------------------------------------------------------------------------------------------------------------
UTILITIES INCOME FUND
CLASS A
2/22/93* to 10/31/93...  $    5.59  $     .118  $         .317  $     .435  $     .105  $     --  $        .105
11/1/93 to 10/31/94....       5.92        .239           (.839)      (.600)       .227      .013           .240
11/1/94 to 10/31/95....       5.08        .233            .822       1.055        .235        --           .235
11/1/95 to 10/31/96....       5.90        .214            .512        .726        .216        --           .216
11/1/96 to 10/31/97....       6.41        .204            .609        .813        .193        --           .193
11/1/97 to 4/30/98.....       7.03        .078           1.141       1.219        .095      .374           .469
CLASS B
1/12/95* to 10/31/95...       4.95        .144            .930       1.074        .164        --           .164
11/1/95 to 10/31/96....       5.86        .185            .489        .674        .184        --           .184
11/1/96 to 10/31/97....       6.35        .153            .606        .759        .149        --           .149
11/1/97 to 4/30/98.....       6.96        .058           1.127       1.185        .071      .374           .445
---------------------------------------------------------------------------------------------------------------

* Commencement of operations of Class A shares or date Class B shares first offered
** Calculated without sales charges
*** Prior to December 31, 1997, known as U.S.A. Mid-Cap Opportunity Fund
+ Annualized
++ Net of expenses waived or assumed (Note 3)
+++ Average commission rate (per share of security) as required by amended disclosure requirements effective in 1996

                       See notes to financial statements

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.

-----------------------------------------------------------------------------------------------------------------------------------
                                                             R A T I O S / S U P P L E M E N T A L D A T A
                                    -----------------------------------------------------------------------------------------------
                         ---------
                                                                                         RATIO TO AVERAGE NET
                                                                   RATIO TO AVERAGE NET     ASSETS BEFORE
                                                                                               EXPENSES
                                                                         ASSETS++         WAIVED OR ASSUMED
                         NET ASSET                                 --------------------  --------------------
                             VALUE                                                  NET                   NET  PORTFOLIO    AVERAGE
                         ---------  TOTAL RETURN       NET ASSETS            INVESTMENT            INVESTMENT  TURNOVER  COMMISSION
                               END            **    END OF PERIOD  EXPENSES      INCOME  EXPENSES      INCOME      RATE        RATE
                         OF PERIOD           (%)   (IN THOUSANDS)       (%)         (%)       (%)         (%)       (%)         +++
-----------------------------------------------------------------------------------------------------------------------------------
GROWTH & INCOME FUND
CLASS A
10/4/93* to 10/31/93...  $    6.56           .99+  $        3,407        --        1.02+     1.37+       (.35)+        0 $       --
11/1/93 to 10/31/94....       6.69          3.67           34,489       .67        2.26      1.83        1.11         6          --
11/1/94 to 10/31/95....       7.81         19.51           63,493       .98        2.34      1.59        1.74        19          --
11/1/95 to 10/31/96....       9.39         21.82          111,896      1.31        1.20      1.49        1.02        25       .0530
11/1/96 to 10/31/97....      11.59         26.20          193,832      1.39         .55      1.43         .51        28       .0532
11/1/97 to 4/30/98.....      13.63         20.42          262,025      1.40+        .34+       --          --        15       .0558
CLASS B
1/12/95* to 10/31/95...       7.78         22.73            3,602      1.90+       2.23+     2.61+       1.52+       19          --
11/1/95 to 10/31/96....       9.33         20.92           12,141      2.03         .48      2.19         .31        25       .0530
11/1/96 to 10/31/97....      11.48         25.23           26,922      2.09        (.15)     2.13        (.19)       28       .0532
11/1/97 to 4/30/98.....      13.47         20.04           40,404      2.10+       (.36)+       --         --        15       .0558
-----------------------------------------------------------------------------------------------------------------------------------
MID-CAP OPPORTUNITY FUND***
CLASS A
11/1/92 to 10/31/93....  $   12.15          4.23   $       15,586       .81         .96      2.03        (.26)       52  $       --
11/1/93 to 10/31/94....      11.78         (2.05)           7,651       .90         .45      2.32        (.97)       29          --
11/1/94 to 10/31/95....      14.58         24.59            8,818      1.34         .48      2.36        (.55)      106          --
11/1/95 to 10/31/96....      15.29         11.64           14,478      1.57         .36      2.15        (.21)      118       .0704
11/1/96 to 10/31/97....      18.56         27.09           26,284      1.50        (.21)     1.94        (.65)       90       .0683
11/1/97 to 4/30/98.....      18.86          8.49           35,618      1.50+       (.20)+     1.97+       (.67)+       42      .0650
CLASS B
1/12/95* to 10/31/95...      14.51         20.62              298      2.29+       (.03)+     3.79+      (1.53)+      106         --
11/1/95 to 10/31/96....      15.10         10.80            1,168      2.30        (.37)     3.03       (1.10)      118       .0704
11/1/96 to 10/31/97....      18.23         26.17            2,959      2.20        (.91)     2.64       (1.35)       90       .0683
11/1/97 to 4/30/98.....      18.44          8.13            4,474      2.20+       (.90)+     2.67+      (1.37)+       42      .0650
-----------------------------------------------------------------------------------------------------------------------------------
UTILITIES INCOME FUND
CLASS A
2/22/93* to 10/31/93...  $    5.92         11.28+  $       58,373       .35+       3.84+     1.80+       2.39+       17  $       --
11/1/93 to 10/31/94....       5.08        (10.15)          62,671       .80        4.59      1.59        3.80        58          --
11/1/94 to 10/31/95....       5.90         21.35           83,691      1.04        4.37      1.57        3.84        16          --
11/1/95 to 10/31/96....       6.41         12.45          104,029      1.20        3.49      1.49        3.19        38       .0706
11/1/96 to 10/31/97....       7.03         12.86          101,834      1.40        2.98      1.48        2.90        60       .0694
11/1/97 to 4/30/98.....       7.78         17.90          122,364      1.44+       2.16+       --          --        32       .0659
CLASS B
1/12/95* to 10/31/95...       5.86         21.99            3,209      1.82+       4.93+     2.53+       4.21+       16          --
11/1/95 to 10/31/96....       6.35         11.61            7,670      1.91        2.77      2.28        2.40        38       .0706
11/1/96 to 10/31/97....       6.96         12.08            9,338      2.10        2.28      2.18        2.20        60       .0694
11/1/97 to 4/30/98.....       7.70         17.57           12,757      2.14+       1.46+       --          --        32       .0659
-----------------------------------------------------------------------------------------------------------------------------------

* Commencement of operations of Class A shares or date Class B shares first offered
** Calculated without sales charges
*** Prior to December 31, 1997, known as U.S.A. Mid-Cap Opportunity Fund
+ Annualized
++ Net of expenses waived or assumed (Note 3)
+++ Average commission rate (per share of security) as required by amended disclosure requirements effective in 1996

                       See notes to financial statements

INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Directors of First Investors Series Fund II, Inc.

We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of Growth & Income Fund, Mid-Cap Opportunity Fund (formerly, U.S.A. Mid-Cap Opportunity Fund) and Utilities Income Fund (comprising First Investors Series Fund II, Inc.), as of April 30, 1998, the related statement of operations for the six months then ended, the statement of changes in net assets for the six months ended April 30, 1998 and the year ended October 31, 1997 and financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Growth & Income Fund, Mid-Cap Opportunity Fund and Utilities Income Fund (comprising First Investors Series Fund II, Inc.) at April 30, 1998, and the results of their operations, changes in their net assets and financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                            TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
May 26, 1998

FIRST INVESTORS SERIES FUND II, INC.

DIRECTORS
------------------------------------------

JAMES J. COY (Emeritus)

ROGER L. GRAYSON

GLENN O. HEAD

KATHRYN S. HEAD

REX R. REED

HERBERT RUBINSTEIN

NANCY S. SCHAENEN

JAMES M. SRYGLEY

JOHN T. SULLIVAN

ROBERT F. WENTWORTH

OFFICERS
------------------------------------------

GLENN O. HEAD
President

PATRICIA D. POITRA
Vice President

CONCETTA DURSO
Vice President and Secretary

JOSEPH I. BENEDEK
Treasurer

CAROL LERNER BROWN
Assistant Secretary

GREGORY R. KINGSTON
Assistant Treasurer

MARK S. SPENCER
Assistant Treasurer

SHAREHOLDER INFORMATION
------------------------------------------

INVESTMENT ADVISER
FIRST INVESTORS MANAGEMENT COMPANY, INC.
95 Wall Street
New York, NY 10005

UNDERWRITER
FIRST INVESTORS CORPORATION
95 Wall Street
New York, N.Y. 10005

CUSTODIAN
THE BANK OF NEW YORK
48 Wall Street
New York, NY 10286

TRANSFER AGENT
ADMINISTRATIVE DATA MANAGEMENT CORP.
581 Main Street
Woodbridge, NJ 07095-1198

LEGAL COUNSEL
KIRKPATRICK & LOCKHART LLP
1800 Massachusetts Avenue, N.W.
Washington, DC 20036

AUDITORS
TAIT, WELLER & BAKER
Eight Penn Center Plaza
Philadelphia, PA 19103

It is the Fund's practice to mail only one copy of its annual and semi-annual reports to any address at which more than one shareholder with the same last name has indicated that mail is to be delivered. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 800-423-4026. The Fund will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.

This report is authorized for distribution only to existing shareholders, and, if given to prospective shareholders, must be accompanied or preceded by the Fund's prospectus.

FIRST
INVESTORS
SERIES FUND II, INC.

GROWTH & INCOME FUND
MID-CAP OPPORTUNITY FUND
UTILITIES INCOME FUND

SEMI-
ANNUAL
REPORT


APRIL 30, 1998


FIRST INVESTORS SERIES FUND II, INC.
95 WALL STREET
NEW YORK, NY 10005

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FINANCIAL NETWORK
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